Subordinated liabilities	6 Months Ended
Jun. 30, 2019
Subordinated liabilities.
Subordinated liabilities

14.Subordinated liabilities

The Group’s subordinated liabilities are comprised as follows:

	At 30 June	At 31 Dec
	2019	2018
	£m	£m

Preference shares	919	803
Preferred securities	3,314	3,205
Undated subordinated liabilities	587	588
Dated subordinated liabilities	12,989	13,060
Total subordinated liabilities	17,809	17,656